TAXATION (Schedule of Significant Components of Provision for Income Taxes on Earnings) (Details) In Thousands, unless otherwise specified	12 Months Ended				36 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012
Current:
PRC		13,537	2,992	58,218
Deferred:
PRC		(12,402)	(13,416)	(47,325)
Provision for income tax expenses (benefits)	$ 183	1,135	(10,424)	10,893
Applicable tax rate (as a percent)	(2.00%)	(2.00%)	2.00%	(1.00%)	12.50%
Preferential tax rate (as a percent)	15.00%	15.00%
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%